Debt securities held-to-maturity (Tables)	12 Months Ended
Dec. 31, 2021
Investments [Abstract]
Debt Securities, Held-to-maturity
	At December 31, 2021
		Allowance		Gross	Gross		Weighted
	Amortized	for Credit	Net of	unrealized	unrealized	Fair	average
(In thousands)	cost	Losses	Allowance	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$4,240	$7	$4,233	$4	$-	$4,237	6.07%
After 1 to 5 years	14,395	148	14,247	149	-	14,396	6.23
After 5 to 10 years	11,280	122	11,158	104	-	11,262	2.18
After 10 years	43,561	7,819	35,742	11,746	-	47,488	1.50
Total obligations of Puerto Rico, States and political subdivisions	73,476	8,096	65,380	12,003	-	77,383	2.79
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	25	-	25	-	-	25	6.44
Total collateralized mortgage obligations - federal agencies	25	-	25	-	-	25	6.44
Securities in wholly owned statutory business trusts
After 10 years	5,960	-	5,960	-	-	5,960	6.33
Total securities in wholly owned statutory business trusts	5,960	-	5,960	-	-	5,960	6.33
Total debt securities held-to-maturity	$79,461	$8,096	$71,365	$12,003	$-	$83,368	3.06%
	At December 31, 2020
		Allowance		Gross	Gross		Weighted
	Amortized	for Credit	Net of	unrealized	unrealized	Fair	average
(In thousands)	cost	Losses	Allowance	gains	losses	value	yield
Obligations of Puerto Rico, States and political subdivisions
Within 1 year	$3,990	$50	$3,940	$47	$-	$3,987	6.05%
After 1 to 5 years	16,030	710	15,320	710	-	16,030	6.16
After 5 to 10 years	14,845	573	14,272	295	23	14,544	2.77
After 10 years	46,164	8,928	37,236	11,501	-	48,737	1.58
Total obligations of Puerto Rico, States and political subdivisions	81,029	10,261	70,768	12,553	23	83,298	2.93
Collateralized mortgage obligations - federal agencies
After 1 to 5 years	31	-	31	1	-	32	6.44
Total collateralized mortgage obligations - federal agencies	31	-	31	1	-	32	6.44
Securities in wholly owned statutory business trusts
After 10 years	11,561	-	11,561	-	-	11,561	6.51
Total securities in wholly owned statutory business trusts	11,561	-	11,561	-	-	11,561	6.51
Total debt securities held-to-maturity	$92,621	$10,261	$82,360	$12,554	$23	$94,891	3.38%

Schedule Of Aggregate Amortized Cost And Fair Value Of HTMs By Contractual Maturity
(In thousands)	Amortized cost	Fair value
Within 1 year	$4,240	$4,237
After 1 to 5 years	14,420	14,421
After 5 to 10 years	11,280	11,262
After 10 years	49,521	53,448
Total debt securities held-to-maturity	$79,461	$83,368

Debt securities held to maturity credit quality indicator

	At December 31, 2021	At December 31, 2020
(In thousands)	Securities issued by Puerto Rico municipalities
Watch	$16,345	$35,315
Pass	13,800	-
Total	$30,145	$35,315

Debt securities held to maturity allowance for credit loss
	For the year ended December 31,
	2021	2020
(In thousands)	Obligations of Puerto Rico, States and political subdivisions
Allowance for credit losses:
Beginning balance	$10,261	$-
Impact of adopting CECL	-	12,654
Provision for credit losses (benefit)	(2,165)	(2,393)
Securities charged-off	-	-
Recoveries	-	-
Ending balance	$8,096	$10,261